2. Concessions and Authorizations	12 Months Ended
Dec. 31, 2018
Concessions And Authorizations
Concessions and Authorizations
2.1	Concessions contracts or authorizations obtained by Copel

Copel		Interest %	Maturity
Concession agreement / authorization of the equity
Copel DIS	Contract 046/1999, extended by 5th addendum to the contract	100	07.07.2045
Copel TEL (2.1.2)	Authorization Term 54/2003 - Anatel/SVP/PVST	100	Indeterminate
	Authorization Term 305/2012 - Anatel/SVP/PVST	100	Indeterminate
Elejor	Contract 125/2001 - HPP Fundão and Santa Clara	70	05.28.2037
	Authorization - SHP Fundão I and SHP Santa Clara I - 753/2002 and 757/2002	70	12.18.2032
Dona Francisca Energética	Contract 188/1998 - HPP Dona Francisca	23	08.27.2033
UEG Araucária	Authorization 351/1999 - TPP Araucária (60% Copel GET)	20	12.22.2029
Compagás (2.1.1)	Concession gas distribution contract	51	01.20.2019
Paraná Gás (1.1.2 - a)	PART-T-300_R12 4861-.0000.99/2014-00 - ANP	30	05.15.2045
Usina de Energia Eólica São João S.A. (a)	MME Ordinance 173 /2012 - WPP São João	49	03.25.2047
Usina de Energia Eólica Carnaúba S.A. (a)	MME Ordinance 204 /2012 - WPP Carnaúbas	49	04.08.2047
Usina de Energia Eólica Reduto S.A. (a)	MME Ordinance 230 /2012 - WPP Reduto	49	04.15.2047
Usina de Energia Eólica Santo Cristo S.A. (a)	MME Ordinance 233/2012 - WPP Santo Cristo	49	04.17.2047
(a) Subsidiaries of Voltalia São Miguel do Gostoso I Participações S.A.
Hydroelectric Power Plant - HPP
Small Hydroelectric Plant - SHP
Thermal Power Plant - TPP
Wind Power Plant - WPP

2.1.1	Compagás

Compagás is a party to a concession agreement entered into with the Concession Grantor, the State of Paraná, setting July 6, 2024 as the expiration date of the concession.

On December 7, 2017, the State of Paraná published Supplementary Law 205, introducing a new interpretation of the expiration of the concession, understanding that expiration will be on January 20, 2019. Considering that up to this date the extension/bidding of the concession has not yet occurred, the law provides that the concession operator may, after the expiration of the term, remain responsible for its performance until the assumption of the new concession operator, subject to the conditions established.

The Management of Compagás, its Parent company and other shareholders are challenging the effects of the aforesaid law since they understand that it conflicts with the provisions of the concession agreement currently in force. Compagás filed a lawsuit challenging the early termination of the concession and, on October 30, 2018, a preliminary injunction was granted. The Company is awaiting the trial of the merit of the case.

However, as of the issuance of these annual financial statements, such lawsuit continues outstanding. These financial statements reflect the acceleration of the expiration of the Compagás concession as of December 31, 2018, as follows:

12.31.2018	End of concession in 2024	Adjustments	End of concession in 2019
STATEMENTS OF FINANCIAL POSITION
Noncurrent assets
Accounts receivable related to the concession and Contract Assets	148,720	199,257	347,977
Intangible assets	152,538	(148,919)	3,619
STATEMENTS OF INCOME
Net operating revenue
Fair value of assets from the indemnity for the concession	9,184	3,009	12,193
Operating Costs
Amortization	(29,012)	6,253	(22,759)

	End of concession in 2024		End of
12.31.2017		Adjustments	concession in 2019
STATEMENTS OF FINANCIAL POSITION
Noncurrent assets
Accounts receivable related to the concession	148,868	154,800	303,668
Intangible assets	198,688	(154,800)	43,888
STATEMENTS OF INCOME
Net operating revenue
Fair value of assets from the indemnity for the concession	(197)	41,078	40,881

Management will continue to make its best efforts to protect the Company’s interests, aiming to appropriately settle the impacts of the new interpretation given by the Concession Grantor and find alternatives necessary to maintain the concession in a sustainable manner.

2.1.2       Copel Telecomunicações

On April 17, 2019, Copel's Board of Directors resolved, unanimously, that we should continue to analyze alternatives for a potential transfer of control of Copel Telecomunicações S.A.

2.2	Concession contracts or authorizations obtained by Copel GeT and its investees

Copel GeT		Interest %	Maturity
ONEROUS CONCESSION BY THE USE OF PUBLIC PROPERTY - UBP
Generation Concession 001/2007 - HPP Gov. Jayme Canet Júnior (Mauá)		51	07.02.2042
Generation concession 001/2011 - HPP Colíder (a)		100	01.16.2046
Ordinance 133/2011 - SHP Cavernoso II		100	02.27.2046
Generation Concession 002/2012 - HPP Baixo Iguaçu (a)		30	09.13.2049
Generation Concession 007/2013
HPP Apucaraninha		100	10.12.2025
HPP Chaminé		100	08.16.2026
HPP Derivação do Rio Jordão		100	11.15.2029
HPP Cavernoso		100	01.07.2031

PUBLIC SERVICE CONCESSIONS

Generation concession 045/1999
TPP Figueira (Note 35.2.6)		100	03.26.2019
HPP Gov. Bento Munhoz da Rocha Neto (Foz do Areia) (Note 35.2.6)		100	09.17.2023
HPP São Jorge		100	12.03.2024
HPP Guaricana		100	08.16.2026
HPP Gov. Ney Aminthas de Barros Braga (Segredo)		100	11.15.2029
HPP Gov. José Richa (Salto Caxias)		100	05.04.2030
Authorization 278/1999 - WPP Palmas		100	09.28.2029
Dispatch 182/2002 - Hydroeletric Generating Plant - HGP Melissa, HGP Pitangui and
HGP Salto do Vau (only register with ANEEL)		100	-
Generation concession 002/2016 - HPP Gov. Pedro Viriato Parigot de Souza (GPS)		100	01.05.2046
HPP Marumbi - Power generating plant registration: CGH. PH. PR. 001501-6.02		100	-
Authorization Aneel 5,373/2015 - HGP Chopim I (only register with ANEEL)		100	-
Concession agreement / authorization of the equity
UEG Araucária	Authorization 351/1999 - TPP Araucária (20% - Copel)	60	12.22.2029
Nova Asa Branca I	MME Ordinance 267/2011 - WPP Asa Branca I	100	04.24.2046
Nova Asa Branca II	MME Ordinance 333/2011 - WPP Asa Branca II	100	05.30.2046
Nova Asa Branca III	MME Ordinance 334/2011 - WPP Asa Branca III	100	05.30.2046
Nova Eurus IV	MME Ordinance 273/2011 -WPP Eurus IV	100	04.26.2046
Santa Maria	MME Ordinance 274/2012 - WPP SM	100	05.07.2047
Santa Helena	MME Ordinance 207/2012 - WPP Santa Helena	100	04.08.2047
Ventos de Santo Uriel	MME Ordinance 201/2012 - WPP Santo Uriel	100	04.08.2047
GE Boa Vista	MME Ordinance 276 /2011 - WPP Dreen Boa Vista	100	04.27.2046
GE Farol	MME Ordinance 263 /2011 - WPP Farol	100	04.19.2046
GE Olho D’Água	MME Ordinance 343 /2011 - WPP Dreen Olho D'Água	100	05.31.2046
GE São Bento do Norte	MME Ordinance 310 /2011 - WPP Dreen São Bento do Norte	100	05.18.2046
Esperança do Nordeste	MME Ordinance 183/2015 - WPP Esperança do Nordeste (b)	100	05.10.2050
Paraíso dos Ventos do Nordeste	MME Ordinance 182/2015 - WPP Paraíso dos Ventos do Nordeste (a)	100	05.10.2050
Usina de Energia Eólica Jangada	Resolution 3,257/2011 - WPP GE Jangada (b)	100	01.04.2042
Maria Helena	Resolution 3,259/2011 - WPP GE Maria Helena (b)	100	01.04.2042
Usina de Energia Eólica Potiguar	MME Ordinance 179/2015 - WPP Potiguar (b)	100	05.10.2050
Usina de Energia Eólica Guajiru	Resolution 3,256/2011 - WPP Dreen Guajiru (b)	100	01.04.2042
Usina de Energia Eólica Cutia	Resolution 3,258/2011 - WPP Dreen Cutia (b)	100	01.04.2042
São Bento do Norte I	Ordinance 349/2015 - WPP São Bento do Norte I (b)	100	08.03.2050
São Bento do Norte II	Ordinance 348/2015 - WPP São Bento do Norte II (b)	100	08.03.2050
São Bento do Norte III	Ordinance 347/2015 - WPP São Bento do Norte III (a)	100	08.03.2050
São Miguel I	Ordinance 352/2015 - WPP São Miguel I (b)	100	08.03.2050
São MigueI lI	Ordinance 351/2015 - WPP São Miguel II (b)	100	08.03.2050
São Miguel III	Ordinance 350/2015 - WPP São Miguel III (b)	100	08.03.2050
Foz do Chopim	Authorization 114/2000 - SHP Arturo Andreoli	35.77	04.23.2030
SHP Bela Vista	Resolution Nº 913/2007 (c)	99.9	01.01.2041

(a) Project under construction.
(b) Beginning of the operation in December 2018.
(c) Building under construction, in process of transfer of the grant after success in Auction No. 003/2018-ANEEL, on 08.31.2018

Copel GeT		Interest %	Maturity
Transmission lines and substations concession agreements
Contract 060/2001 (extended by 3rd addendum to the contract) - Transmission facilities – several joint ventures		100	12.31.2042
Contract 075/2001 - Transmission line Bateias - Jaguariaíva		100	08.16.2031
Contract 006/2008 - Transmission line Bateias - Pilarzinho		100	03.16.2038
Contract 027/2009 - Transmission line Foz do Iguaçu - Cascavel Oeste		100	11.18.2039
Contract 010/2010 - Transmission line Araraquara II - Taubaté		100	10.05.2040
Contract 015/2010 - Substation Cerquilho III		100	10.05.2040
Contract 022/2012 - Transmission line - Foz do Chopim - Salto Osório C2; Transmission line 230 kV Londrina - Figueira		100	08.26.2042
Contract 002/2013 - Transmission line - Assis - Paraguaçu Paulista II; Substation 230/88 kV Paraguaçu Paulista II		100	02.24.2043
Contract 005/2014 - Transmission line - Bateias - Curitiba Norte; Substation 230/138 kV Curitiba Norte		100	01.28.2044
Contract 021/2014 - Transmission line Foz do Chopim - Realeza; Substation Realeza 230/138 kV - Pátio novo 230 kV		100	09.04.2044
Contract 022/2014 - Transmission line Assis - Londrina		100	09.04.2044
Contract 006/2016 - Transmission line 525kV Curitiba Leste - Blumenau C1 (a)		100	04.06.2046
Contract 006/2016 - Transmission line 230 kV Uberaba - Curitiba Centro C1 e C2 (Underground) (a)
Contract 006/2016 - Substation 230/138 kV Curitiba Centro (SF6) - 230/138 kV - 2 x ATF 150 MVA (a)
Contract 006/2016 - Substation 230/138 kV Medianeira (Pátio novo 230 kV) - 2 x 150 MVA (a)
Contract 006/2016 - Transmission line 230 kV Baixo Iguaçu - Realeza (a)
Contract 006/2016 - Substation 230/138 kV Andirá Leste - 2 x ATR 150 MVA (a)

Concession agreement / authorization of the equity
Costa Oeste Transmissora	Contract 001/2012 - Transmission line Cascavel Oeste - Umuarama; Substation Umuarama 230/20138 kV	100	01.11.2042
Caiuá Transmissora	Contract 007/2012 - Transmission line Umuarama - Guaíra; Transmission line 230 kV Cascavel Oeste - Cascavel Norte;	49	05.09.2042
	Substation Santa Quitéria 230/69-13,8 kV; Substation Cascavel Norte 230/20138-13,8 kV
Marumbi Transmissora	Contract 008/2012 - Transmission line Curitiba - Curitiba Leste; Substation Curitiba Leste 525/230 kV	100	05.09.2042
Integração Maranhense	Contract 011/2012 - Transmission line Açailândia - Miranda II	49	05.09.2042
Matrinchã Transmissora	Contract 012/2012 - Transmission line Paranaíta - Ribeirãozinho; Transmission line 500 kV Paranaíta - Cláudia;	49	05.09.2042
	Substation Cláudia 500 kV; Transmission line 500 kV Cláudia - Paranatinga; Substation Paranatinga 500 kV;
	Transmission line 500 kV Paranatinga - Ribeirãozinho
Guaraciaba Transmissora	Contract 013/2012 - Transmission line Ribeirãozinho - Marimbondo II;	49	05.09.2042
	Transmission line 500 kV Ribeirãozinho - Rio Verde Norte; Transmission line 500 Rio Verde Norte - Marimbondo II;
	Sectioning of Transmission lines 500 kV Marimbondo - Araraquara, at Substation Marimbondo II;
	Substation Marimbondo II 500 kV
Paranaíba Transmissora	Contract 007/2013 - Transmission line - T 500 kV Barreiras II - Rio das Éguas;	24.5	05.01.2043
	Transmission line 500 kV Rio das Éguas - Luziânia; Transmission line 500 kV Luziânia - Pirapora 2
Mata de Santa Genebra	Contract 001/2014 - Transmission line - Itatiba - Bateias (a); Transmission line 500 kV Itatiba - Bateias (a);	50.1	05.13.2044
	Transmission line 500 kV Araraquara 2 - Itatiba (a); Transmission line 500 kV Araraquara 2 - Fernão Dias (a);
	Substation Santa Bárbara D'Oeste 440 kV (a); Substation Itatiba 500 kV (a);
	Substation 500/440 kV Fernão Dias (a)
Cantareira Transmissora	Contract 019/2014 - Transmission line - Estreito - Fernão Dias	49	09.04.2044
(a) Buildings under construction.